Stock Based Compensation (Details 1) - 2015 Equity Incentive Plan - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ (4,446,489)	$ 7,030,106	$ (1,956,455)	$ 7,175,780	$ 11,177,858	$ 3,958,480
Equity-classified compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ (4,446,489)	2,231	(4,348,317)	4,462	8,925	2,764,878
Liability-classified compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 7,027,875	$ 2,391,862	$ 7,171,318	$ 11,168,933	$ 1,193,602